Note 6 - Vessels, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2011 Gas Elixir, Gas Cerberus, and Gas Myth [Member]	Dec. 31, 2011 Gas Shanghai, Gas Chios, Gas Czar, and Gas Nemesis [Member]	Dec. 31, 2011 Vessels [Member]	Dec. 16, 2011 Gas Tiny [Member]	Dec. 31, 2012 Gas Husky and Gas Esco [Member]	Feb. 14, 2012 Gas Kalogeros [Member]	Feb. 14, 2012 Gas Tiny and Gas Kalogeros [Member]	Dec. 31, 2013 Gas Enchanted, Gas Alice, Gas Inspiration, Gas Ethereal, and Sakura Symphony [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds	$ 228,616,400	$ 69,906,578	$ 25,850,000		$ 2,400,000	$ 65,661,599	$ 16,800,000		$ 73,149,904
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax				$ 5,654,178				$ 1,372,409